Fees Summary	Jun. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,762,000
Previously Paid Amount	0.00
Total Fee Amount	657.63
Total Offset Amount	0.00
Net Fee	657.63
Narrative - Max Aggregate Offering Price	$ 4,762,000
Final Prospectus	true